SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (620,248,897)	$ (97,330,586)	¥ 404,735,526	¥ 33,348,128
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	15,127,838	2,373,888	(1,306,287)	3,241,580
Share-based compensation	132,139,459	20,735,565	142,154,361	290,781,764
Changes in operating assets and liabilities:
Prepayments	(28,610,593)	(4,489,626)	(26,602,239)	85,451,242
Other current assets	(139,662,715)	(21,916,128)	(33,345,122)	25,627,488
Amounts due from subsidiaries and VIEs	(28,113,868)	(4,411,679)	14,909,528	40,026,364
Accrued expenses and other current liabilities	74,287,172	11,657,278	43,125,766	24,734,559
Net cash provided by (used in) operating activities	(586,257,769)	(91,996,635)	667,648,867	813,176,020
Proceeds from disposal of short-term investments	1,840,229,000	288,772,087	2,606,247,896	4,309,500,000
Purchases of short-term investments	1,736,355,000	272,471,989	4,836,476,896	4,309,500,000
Cash used in investing activities	(19,129,248)	(3,001,795)	(2,612,619,827)	(246,303,031)
Proceeds on issuance of ordinary shares through IPO				3,422,497,233
Payment of deferred offering costs				36,249,484
Repurchase of ordinary shares	(107,151,908)	(16,814,473)	(579,824,528)	(115,273,325)
Cash provided by (used in) financing activities	(107,151,908)	(16,814,473)	(479,194,681)	1,896,331,830
Effect of foreign exchange rate changes	(112,129,959)	(17,595,640)	(418,949,871)	109,483,281
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(824,668,884)	(129,408,543)	(2,843,115,512)	2,572,688,100
Cash, cash equivalent and restricted cash at the beginning of the year	5,291,777,477	830,395,360	8,134,892,989	5,562,204,889
Cash, cash equivalent and restricted cash at the end of the year	4,467,108,593	700,986,817	5,291,777,477	8,134,892,989
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(581,883,146)	(91,310,162)	485,498,597	39,753,232
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	505,172,018	79,272,512	(423,338,719)	73,536,127
Share-based compensation	12,144,578	1,905,749	16,059,123	23,241,480
Changes in operating assets and liabilities:
Prepayments	(10,586,501)	(1,661,254)	(51,361)	(789,065)
Other current assets	9,623,257	1,510,099	32,573,755	3,661,959
Amounts due from subsidiaries and VIEs	38,099,544	5,978,650	1,895,888	(39,995,000)
Accrued expenses and other current liabilities	38,682,365	6,070,107	11,474,356	(4,197,822)
Other liabilities	(13,015,215)	(2,042,371)	(16,143,311)	59,233,306
Net cash provided by (used in) operating activities	(1,763,100)	(276,670)	107,968,328	154,444,217
Proceeds from disposal of short-term investments	1,370,229,000	215,018,831
Purchases of short-term investments	(956,355,000)	(150,072,969)	(1,370,229,000)
Investment in subsidiaries	(424,558,504)	(66,622,494)	(425,088,709)	(151,881,863)
Cash used in investing activities	(10,684,504)	(1,676,632)	(1,795,317,709)	(151,881,863)
Proceeds on issuance of ordinary shares through IPO				3,422,497,233
Payment of deferred offering costs				(36,249,484)
Repurchase of ordinary shares	(107,151,908)	(16,814,473)	(579,824,528)	(115,273,325)
Cash provided by (used in) financing activities	(107,151,908)	(16,814,473)	(579,824,528)	3,270,974,424
Effect of foreign exchange rate changes	(123,540,779)	(19,386,244)	(424,004,077)	109,306,264
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(243,140,291)	(38,154,019)	(2,691,177,986)	3,382,843,042
Cash, cash equivalent and restricted cash at the beginning of the year	4,449,399,546	698,207,882	7,140,577,532	3,757,734,490
Cash, cash equivalent and restricted cash at the end of the year	¥ 4,206,259,255	$ 660,053,863	¥ 4,449,399,546	7,140,577,532
Supplemental disclosure on non-cash investing and financing activities:
Payable for repurchase of ordinary shares not yet paid				¥ 53,293,800